S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Oct. 14, 2025
Hassan R. Baqar [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Hassan R. Baqar
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Manager
D. Kyle Cerminara [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	D. Kyle Cerminara
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Manager
Larry G. Swets, Jr. [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Larry G. Swets, Jr.
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	managers